ANNUAL REPORT
DECEMBER 31, 1997



                            THE TRAVELERS FUND UL II
                          FOR VARIABLE LIFE INSURANCE


[TRAVELERS LIFE & ANNUITY LOGO]


The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


ASSETS:
   Investments in eligible funds at market value:
     Managed Assets Trust, 5,100 shares (cost $85,258) ...............................  $       90,013
     Capital Appreciation Fund, 25,798 shares (cost $1,088,981) ......................       1,194,973
     Cash Income Trust, 1,157,528 shares (cost $1,157,528) ...........................       1,157,528
     The Travelers Series Trust, 10,372 shares (cost $124,010) .......................         130,409
     Templeton Variable Products Series Fund, 72,427 shares (cost $1,548,414) ........       1,542,514
     Fidelity's Variable Insurance Products Fund, 97,994 shares (cost $2,171,934) ....       2,365,681
     Fidelity's Variable Insurance Products Fund II, 14,622 shares (cost $248,975) ...         263,348
     Dreyfus Stock Index Fund, 38,321 shares (cost $900,597) .........................         986,761
     Travelers Series Fund Inc, 162,857 shares (cost $2,515,185) .....................       2,709,373
     Greenwich Street Series Fund, 26,954 shares (cost $468,444) .....................         474,929
                                                                                        --------------

         Total Investments (cost $10,309,326) ........................................                   $   10,915,529

   Receivables:
     Dividends .......................................................................                           20,428
     Premium payments and transfers from other Travelers accounts ....................                          282,037
   Other assets ......................................................................                               49
                                                                                                         --------------

         Total Assets ................................................................                       11,218,043
                                                                                                         --------------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts .........                           10,236
   Accrued liabilities ...............................................................                              570
                                                                                                         --------------

         Total Liabilities ...........................................................                           10,806
                                                                                                         --------------

NET ASSETS:                                                                                              $   11,207,237
                                                                                                         ==============




                       See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME:
   Dividends .................................................                             $      163,054

EXPENSES:
   Insurance charges .........................................         $       44,302
   Administrative charges ....................................                  5,491
                                                                       --------------

     Total expenses ..........................................                                    49,793
                                                                                          --------------

       Net investment income .................................                                   113,261
                                                                                          --------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold ..........................              4,747,592
     Cost of investments sold ................................              4,687,765
                                                                       --------------

       Net realized gain .....................................                                    59,827

   Change in unrealized gain on investments:
     Unrealized gain at December 31, 1996 ....................                  1,341
     Unrealized gain at December 31, 1997 ....................                606,203
                                                                       --------------

       Net change in unrealized gain for the year ............                                   604,862
                                                                                          --------------

         Net realized gain and change in unrealized gain .....                                   664,689
                                                                                          --------------

   Net increase in net assets resulting from operations ......                            $      777,950
                                                                                          ==============


                       See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1997 AND
              THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1996



                                                                               1997               1996
                                                                               ----               ----
OPERATIONS:
   Net investment income ............................................     $    113,261         $    21,487
   Net realized gain from investment transactions ...................           59,827               1,105
   Net change in unrealized gain on investments .....................          604,862               1,341
                                                                          ------------         -----------

     Net increase in net assets resulting from operations ...........          777,950              23,933
                                                                          ------------         -----------

UNIT TRANSACTIONS:
   Participant premium payments
     (applicable to 6,023,535 and 1,060,645 units, respectively) ....        9,467,190           1,566,170
   Participant transfers from other Travelers accounts
     (applicable to 3,924,751 and 677,084 units, respectively) ......        6,145,464             983,742
   Contract surrenders
     (applicable to 597,609 and 38,985 units, respectively) .........         (983,426)            (58,243)
   Participant transfers to other Travelers accounts
     (applicable to 3,898,149 and 550,220 units, respectively) ......       (5,898,576)           (816,967)
                                                                          ------------         -----------

       Net increase in net assets resulting from unit transactions ..        8,730,652           1,674,702
                                                                          ------------         -----------

         Net increase in net assets .................................        9,508,602           1,698,635

NET ASSETS:
   Beginning of period ..............................................        1,698,635                  --
                                                                          ------------         -----------

   End of period ....................................................     $ 11,207,237         $ 1,698,635
                                                                          ============         ===========


                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund UL II for Variable Life Insurance ("Fund UL II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by Travelers Life. Fund UL II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant premium payments applied to Fund UL II are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1997, the eligible funds available under Fund UL II are: Managed Assets Trust; Capital Appreciation Fund; Cash Income Trust; U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series Fund) (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund UL II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund UL II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL II. Fund UL II is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $13,312,812 and $4,747,592, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $10,309,326 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $614,676. Gross unrealized depreciation for all investments at December 31, 1997 was $8,473.

3.  CONTRACT CHARGES

Insurance charges and administrative charges of 0.80% and 0.10%, respectively, of the average net assets of Fund UL II on an annual basis, are deducted for mortality and expense risks and administrative expenses assumed by Travelers Life during the first fifteen years that a policy is in effect. Beginning in the sixteenth year that a policy is in effect, these charges are reduced to 0.45% and 0%, respectively on an annual basis. As of December 31, 1997 all contract owners had insurance charges and administrative charges of 0.80% and 0.10%, respectively.

Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received $25,191 in satisfaction of such contingent surrender charges for the year ended December 31, 1997. Travelers Life received no contingent surrender charges for the period August 8, 1996 (date operations commenced) to December 31, 1996.

4.  NET CONTRACT OWNERS' EQUITY


                                                                       DECEMBER 31, 1997
                                                           ----------------------------------------

                                                                              UNIT          NET
                                                             UNITS            VALUE        ASSETS
                                                            -------        -----------   ----------
Managed Assets Trust ...........................             33,700        $    2.671    $   89,999

Capital Appreciation Fund ......................            444,866             2.691     1,197,299

Cash Income Trust ..............................            909,353             1.540     1,400,377

The Travelers Series Trust
  US Government Securities Portfolio ...........             37,194             1.291        48,004
  Utilities Portfolio ..........................             32,611             1.685        54,951
  Zero Coupon Bond Fund Portfolio Series 1998...              2,347             1.108         2,602
  Zero Coupon Bond Fund Portfolio Series 2000...              8,316             1.113         9,258
  Zero Coupon Bond Fund Portfolio Series 2005...             13,500             1.157        15,620

Templeton Variable Products Series Fund
  Templeton Bond Fund ..........................             96,130             1.183       113,769
  Templeton Stock Fund .........................            689,681             1.606     1,107,321
  Templeton Asset Allocation Fund ..............            212,085             1.553       329,421

Fidelity's Variable Insurance Products Fund
  High Income Portfolio ........................            250,378             1.504       376,662
  Growth Portfolio .............................            449,618             1.826       820,850
  Equity-Income Portfolio ......................            597,615             1.967     1,175,344

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio ......................            181,740             1.449       263,400

Dreyfus Stock Index Fund .......................            460,680             2.187     1,007,491

Travelers Series Fund Inc
  Alliance Growth Portfolio ....................            638,546             1.708     1,090,930
  Smith Barney Income and Growth Portfolio .....            185,237             1.589       294,432
  Smith Barney High Income Portfolio ...........            170,588             1.256       214,339
  MFS Total Return Portfolio ...................            326,125             1.480       482,675
  AIM Capital Appreciation Portfolio ...........            541,898             1.177       637,587

Greenwich Street Series Fund
  Total Return Portfolio .......................            318,844             1.489       474,906
                                                                                        -----------

Net Contract Owners' Equity ....................                                        $11,207,237
                                                                                        ===========

5. STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                         NO. OF            MARKET
                                                                           SHARES             VALUE
                                                                       -----------        ----------
   MANAGED ASSETS TRUST (0.8%)
       Total (Cost $85,258)                                                  5,100        $   90,013
                                                                       -----------        ----------

   CAPITAL APPRECIATION FUND (10.9%)
       Total (Cost $1,088,981)                                              25,798         1,194,973
                                                                       -----------        ----------

   CASH INCOME TRUST (10.6%)
       Total (Cost $1,157,528)                                           1,157,528         1,157,528
                                                                       -----------        ----------

   THE TRAVELERS SERIES TRUST (1.3%)
     U.S. Government Securities Portfolio (Cost $47,228)                     4,117            47,966
     Utilities Portfolio (Cost $48,808)                                      3,594            54,958
     Zero Coupon Bond Fund Portfolio Series 1998 (Cost $2,716)                 260             2,603
     Zero Coupon Bond Fund Portfolio Series 2000 (Cost $9,445)                 918             9,261
     Zero Coupon Bond Fund Portfolio Series 2005 (Cost $15,813)              1,483            15,621
                                                                       -----------        ----------
       Total (Cost $124,010)                                                10,372           130,409
                                                                       -----------        ----------

   TEMPLETON VARIABLE PRODUCTS SERIES FUND (14.1%)
     Templeton Bond Fund (Cost $112,780)                                    10,288           113,780
     Templeton Stock Fund (Cost $1,110,163)                                 47,528         1,102,179
     Templeton Asset Allocation Fund (Cost $325,471)                        14,611           326,555
                                                                       -----------        ----------
       Total (Cost $1,548,414)                                              72,427         1,542,514
                                                                       -----------        ----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (21.7%)
     High Income Portfolio (Cost $347,743)                                  27,735           376,648
     Growth Portfolio (Cost $753,888)                                       22,086           819,403
     Equity-Income Portfolio (Cost $1,070,303)                              48,173         1,169,630
                                                                       -----------        ----------
       Total (Cost $2,171,934)                                              97,994         2,365,681
                                                                       -----------        ----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (2.4%)
     Asset Manager Portfolio
       Total (Cost $248,975)                                                14,622           263,348
                                                                       -----------        ----------

   DREYFUS STOCK INDEX FUND (9.0%)
       Total (Cost $900,597)                                                38,321           986,761
                                                                       -----------        ----------

   TRAVELERS SERIES FUND INC. (24.8%)
     Alliance Growth Portfolio (Cost $959,520)                              50,218         1,087,213
     Smith Barney Income and Growth Portfolio (Cost $275,386)               15,392           293,521
     Smith Barney High Income Portfolio (Cost $199,735)                     15,899           214,316
     MFS Total Return Portfolio (Cost $461,044)                             30,099           480,374
     AIM Capital Appreciation Portfolio (Cost $619,500)                     51,249           633,949
                                                                       -----------        ----------
       Total (Cost $2,515,185)                                             162,857         2,709,373
                                                                       -----------        ----------

   GREENWICH STREET SERIES FUND (4.4%)
     Total Return Portfolio
       Total (Cost $468,444)                                                26,954           474,929
                                                                       -----------        ----------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $10,309,326)                                                                    $10,915,529
                                                                                          ==========

6.  SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996



                                            MANAGED ASSETS TRUST     CAPITAL APPRECIATION FUND        CASH INCOME TRUST
                                            --------------------     -------------------------      ---------------------
                                             1997          1996         1997          1996           1997            1996
                                             ----          ----         ----          ----           ----            ----

INVESTMENT INCOME:
Dividends ..............................   $  2,064     $   406     $         8  $   11,690     $    36,259     $     5,841
                                           --------     -------     -----------   ---------     -----------     -----------

EXPENSES:
Insurance charges ......................        371           9           5,532         184           5,861           1,014
Administrative charges .................         46           1             689          23             729             127
                                           --------     -------     -----------   ---------     -----------     -----------

    Net investment income (loss) .......      1,647         396          (6,213)     11,483          29,669           4,700
                                           --------     -------     -----------   ---------     -----------     -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
    transactions:
  Proceeds from investments sold .......     10,996         208          20,971      48,831       4,046,511         610,976
  Cost of investments sold .............      9,921         197          18,398      48,252       4,046,511         610,976
                                            --------     -------     -----------   ---------     -----------     -----------

    Net realized gain (loss) ...........       1,075          11           2,573         579              --              --
                                             --------     -------     -----------  ---------     -----------     -----------

Change in unrealized gain (loss)
    on investments:
  Unrealized gain (loss)
    beginning of period ................        (191)         --          (8,725)         --              --              --
  Unrealized gain (loss)
    end of period ......................       4,755        (191)        105,992      (8,725)             --              --
                                            --------     -------     -----------   ---------     -----------     -----------

  Net change in unrealized gain
    (loss) for the period...............       4,946        (191)        114,717      (8,725)             --              --
                                            --------     -------     -----------   ---------     -----------     -----------

Net increase (decrease) in net assets
    resulting from operations ..........       7,668         216         111,077       3,337          29,669           4,700
                                            --------     -------     -----------   ---------     -----------     -----------


UNIT TRANSACTIONS:
Participant premium payments ...........      37,766         213         594,332      35,577       5,786,468       1,384,589
Participant transfers from other
    Travelers accounts .................      52,750       5,304         435,944     158,113         586,545         187,058
Contract surrenders ....................      (8,752)       (244)       (101,952)     (5,130)       (188,106)        (32,569)
Participant transfers to other
    Travelers accounts .................      (4,922)         --          (9,284)    (24,715)     (5,568,887)       (789,090)
                                            --------     -------     -----------   ---------     -----------     -----------

  Net increase in net assets resulting
    from unit transactions .............      76,842       5,273         919,040     163,845         616,020         749,988
                                            --------     -------     -----------   ---------     -----------     -----------

  Net increase in net assets ...........      84,510       5,489       1,030,117     167,182         645,689         754,688
                                            ========     =======     ===========   =========     ===========     ===========

NET ASSETS:
  Beginning of period ..................       5,489          --         167,182          --         754,688              --
                                            --------     -------     -----------   ---------     -----------     -----------

  End of period ........................    $ 89,999     $ 5,489     $ 1,197,299   $ 167,182     $ 1,400,377     $   754,688
                                            ========     =======     ===========   =========     ===========     ===========

                                                       ZERO COUPON BOND          ZERO COUPON BOND
    U.S. GOVERNMENT                                      FUND PORTFOLIO           FUND PORTFOLIO
 SECURITIES PORTFOLIO      UTILITIES PORTFOLIO            SERIES 1998              SERIES 2000
  -----------------         -----------------          ----------------         -----------------
  1997         1996         1997         1996          1997        1996         1997         1996
  ----         ----         ----         ----          ----        ----         ----         ----


$  2,262     $     73     $     45     $     20     $    141     $      2     $    508     $       --
--------     --------     --------     --------     --------     --------     --------     ----------


     194            2          183           --            2           --           30             --
      24           --           23           --           --           --            4             --
--------     --------     --------     --------     --------     --------     --------     ----------

   2,044           71         (161)          20          139            2          474             --
--------     --------     --------     --------     --------     --------     --------     ----------




  17,836           53        1,782           --          174           --        1,064             --
  16,929           52        1,686           --          175           --        1,044             --
--------     --------     --------     --------     --------     --------     --------     ----------

     907            1           96           --           (1)          --           20             --
--------     --------     --------     --------     --------     --------     --------     ----------


     (60)          --          (19)          --           (2)          --           --             --
     738          (60)       6,150          (19)        (113)          (2)        (184)            --
--------     --------     --------     --------     --------     --------     --------     ----------

     798          (60)       6,169          (19)        (111)          (2)        (184)            --
--------     --------     --------     --------     --------     --------     --------     ----------


   3,749           12        6,104            1           27           --          310             --
--------     --------     --------     --------     --------     --------     --------     ----------




  41,530           --        8,128          196          (14)          --        3,315             --
   3,283        1,289       42,770          111        2,706           42        6,056             --
  (1,585)         (52)      (1,855)         (56)        (159)          --         (423)            --
    (222)          --         (448)          --           --           --           --             --
--------     --------     --------     --------     --------     --------     --------     ----------


  43,006        1,237       48,595          251        2,533           42        8,948             --
--------     --------     --------     --------     --------     --------     --------     ----------

  46,755        1,249       54,699          252        2,560           42        9,258             --




   1,249           --          252           --           42           --           --             --
--------     --------     --------     --------     --------     --------     --------     ----------

$ 48,004     $  1,249     $ 54,951     $    252     $  2,602     $     42     $  9,258     $       --
========     ========     ========     ========     ========     ========     ========     ==========

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                          ZERO COUPON BOND
                                                           FUND PORTFOLIO
                                                             SERIES 2005       TEMPLETON BOND FUND       TEMPLETON STOCK FUND
                                                         -----------------     -------------------     -------------------------
                                                           1997       1996       1997        1996         1997           1996
                                                           ----       ----       ----        ----         ----           ----
INVESTMENT INCOME:
Dividends ...........................................    $    827     $  2     $      17     $  --     $    32,428     $      --
                                                         --------     ----     ---------     -----     -----------     ---------

EXPENSES:
Insurance charges ...................................          60       --           188        --           4,790           185
Administrative charges ..............................           7       --            23        --             612            23
                                                         --------     ----     ---------     -----     -----------     ---------
      Net investment income (loss) ..................         760        2          (194)       --          27,026          (208)
                                                         --------     ----     ---------     -----     -----------     ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..................      11,539       --         2,010        38          48,702           944
    Cost of investments sold ........................      10,990       --         1,984        38          41,905           899
                                                         --------     ----     ---------     -----     -----------     ---------

      Net realized gain (loss) ......................         549       --            26        --           6,797            45
                                                         --------     ----     ---------     -----     -----------     ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ......          (1)      --             1        --           8,229            --
    Unrealized gain (loss) end of period ............        (192)      (1)        1,000         1          (7,984)        8,229
                                                         --------     ----     ---------     -----     -----------     ---------

      Net change in unrealized gain (loss) for
        the period ..................................        (191)      (1)          999         1         (16,213)        8,229
                                                         --------     ----     ---------     -----     -----------     ---------

Net increase (decrease) in net assets
      resulting from operations .....................       1,118        1           831         1          17,610         8,066
                                                         --------     ----     ---------     -----     -----------     ---------



UNIT TRANSACTIONS:
Participant premium payments ........................      10,172       34        36,154        95         498,265        28,786
Participant transfers from other Travelers accounts..       6,064       22        79,416        70         510,409       170,043
Contract surrenders .................................      (1,750)     (13)       (2,478)      (38)       (109,716)       (3,739)
Participant transfers to other Travelers accounts ...         (28)      --          (282)       --         (11,811)         (592)
                                                         --------     ----     ---------     -----     -----------     ---------

    Net increase in net assets resulting
      from unit transactions ........................      14,458       43       112,810       127         887,147       194,498
                                                         --------     ----     ---------     -----     -----------     ---------

      Net increase in net assets ....................      15,576       44       113,641       128         904,757       202,564



NET ASSETS:
    Beginning of period .............................          44       --           128        --         202,564            --
                                                         --------     ----     ---------     -----     -----------     ---------

    End of period ...................................    $ 15,620     $ 44     $ 113,769     $ 128     $ 1,107,321     $ 202,564
                                                         ========     ====     =========     =====     ===========     =========

     TEMPLETON ASSET               FIDELITY'S HIGH                                                  FIDELITY'S EQUITY-
     ALLOCATION FUND               INCOME PORTFOLIO         FIDELITY'S GROWTH PORTFOLIO             INCOME PORTFOLIO
------------------------       ------------------------    ----------------------------       ---------------------------
  1997            1996            1997           1996           1997            1996             1997             1996
  ----            ----            ----           ----           ----            ----             ----             ----
$   5,560       $     --       $   3,008       $     --       $   6,210       $      --       $    14,787       $      --
---------       --------       ---------       --------       ---------       ---------       -----------       ---------


    1,239             14           1,423             17           3,490             123             4,048             143
      155              2             181              2             427              15               508              18
---------       --------       ---------       --------       ---------       ---------       -----------       ---------
    4,166            (16)          1,404            (19)          2,293            (138)           10,231            (161)
---------       --------       ---------       --------       ---------       ---------       -----------       ---------




   21,111            403         134,453            222          74,627           2,278            71,633           1,521
   19,574            382         133,952            218          71,855           2,102            69,809           1,456
---------       --------       ---------       --------       ---------       ---------       -----------       ---------

    1,537             21             501              4           2,772             176             1,824              65
---------       --------       ---------       --------       ---------       ---------       -----------       ---------


      532             --             338             --             155              --             3,309              --
    1,084            532          28,905            338          65,515             155            99,327           3,309
---------       --------       ---------       --------       ---------       ---------       -----------       ---------

      552            532          28,567            338          65,360             155            96,018           3,309
---------       --------       ---------       --------       ---------       ---------       -----------       ---------


    6,255            537          30,472            323          70,425             193           108,073           3,213
---------       --------       ---------       --------       ---------       ---------       -----------       ---------




  163,825          6,643          59,161          9,103         391,611          24,191           283,616          25,870
  174,058         16,563         408,795         13,550         379,350         101,793           809,707          84,495
  (30,046)          (966)        (17,011)          (645)        (85,506)         (5,447)          (78,809)         (4,170)
   (7,361)           (87)       (127,062)           (24)        (55,077)           (683)          (56,274)           (377)
---------       --------       ---------       --------       ---------       ---------       -----------       ---------


  300,476         22,153         323,883         21,984         630,378         119,854           958,240         105,818
---------       --------       ---------       --------       ---------       ---------       -----------       ---------

  306,731         22,690         354,355         22,307         700,803         120,047         1,066,313         109,031




   22,690             --          22,307             --         120,047              --           109,031              --
---------       --------       ---------       --------       ---------       ---------       -----------       ---------

$ 329,421       $ 22,690       $ 376,662       $ 22,307       $ 820,850       $ 120,047       $ 1,175,344       $ 109,031
=========       ========       =========       ========       =========       =========       ===========       =========

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                       FIDELITY'S ASSET                                            ALLIANCE
                                                       MANAGER PORTFOLIO        DREYFUS STOCK INDEX FUND       GROWTH PORTFOLIO
                                                      ---------------------    -------------------------  -------------------------
                                                        1997        1996          1997          1996         1997            1996
                                                        ----        ----          ----         ----          ----            ----
INVESTMENT INCOME:
Dividends ..........................................  $   4,398    $    --     $    35,376    $    698    $        --      $  1,721
                                                      ---------    -------     -----------    --------    -----------      --------

EXPENSES:
Insurance charges ..................................        882          9           4,820          41          4,148            53
Administrative charges .............................        109          1             542           5            541             7
                                                      ---------    -------     -----------    --------    -----------      --------
      Net investment income (loss) .................      3,407        (10)         30,014         652         (4,689)        1,661
                                                      ---------    -------     -----------    --------    -----------      --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold .................     13,082         50          37,365         480        100,575           469
    Cost of investments sold .......................     12,936         48          30,549         423         83,028           405
                                                      ---------    -------     -----------    --------    -----------      --------

      Net realized gain (loss) .....................        146          2           6,816          57         17,547            64
                                                      ---------    -------     -----------    --------    -----------      --------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period .....        (27)        --            (445)         --           (541)           --
    Unrealized gain (loss) end of period ...........     14,373        (27)         86,164        (445)       127,693          (541)
                                                      ---------    -------     -----------    --------    -----------      --------

      Net change in unrealized gain (loss) for
        the period .................................     14,400        (27)         86,609        (445)       128,234          (541)
                                                      ---------    -------     -----------    --------    -----------      --------

Net increase (decrease) in net assets
      resulting from operations ....................     17,953        (35)        123,439         264        141,092         1,184
                                                      ---------    -------     -----------    --------    -----------      --------



UNIT TRANSACTIONS:
Participant premium payments .......................     92,210        106         482,167      14,990        367,916        24,811
Participant transfers from other Travelers account..    172,963      9,556         448,073      39,157        615,480        58,558
Contract surrenders ................................    (22,869)      (102)        (76,416)     (1,458)      (110,871)       (1,638)
Participant transfers to other Travelers accounts..      (6,382)        --         (22,182)       (543)        (5,050)         (552)
                                                      ---------    -------     -----------    --------    -----------      --------

    Net increase in net assets resulting
      from unit transactions .......................    235,922      9,560         831,642      52,146        867,475        81,179
                                                      ---------    -------     -----------    --------    -----------      --------

      Net increase in net assets ...................    253,875      9,525         955,081      52,410      1,008,567        82,363



NET ASSETS:
    Beginning of period ............................      9,525         --          52,410          --         82,363            --
                                                      ---------    -------     -----------    --------    -----------      --------

    End of period ..................................  $ 263,400    $ 9,525     $ 1,007,491    $ 52,410    $ 1,090,930      $ 82,363
                                                      =========    =======     ===========    ========    ===========      ========

   SMITH BARNEY INCOME                SMITH BARNEY HIGH                                                       AIM CAPITAL
   AND GROWTH PORTFOLIO                INCOME PORTFOLIO               MFS TOTAL RETURN PORTFOLIO          APPRECIATION PORTFOLIO
-------------------------          --------------------------         --------------------------         -------------------------
  1997               1996            1997             1996              1997              1996             1997              1996
  ----               ----            ----             ----              ----              ----             ----              ----
$      --         $    371         $      --         $  2,042         $      --         $    385         $      --        $     62
---------         --------         ---------         --------         ---------         --------         ---------        --------


      964               10             1,108               36             1,054                9             2,387              74
      123                1               139                5               131                1               292               9
---------         --------         ---------         --------         ---------         --------         ---------        --------
   (1,087)             360            (1,247)           2,001            (1,185)             375            (2,679)            (21)
---------         --------         ---------         --------         ---------         --------         ---------        --------




   35,099              101            26,074              126            14,712               52            42,017           1,111
   29,782               92            24,019              128            13,588               48            35,849           1,061
---------         --------         ---------         --------         ---------         --------         ---------        --------

    5,317                9             2,055               (2)            1,124                4             6,168              50
---------         --------         ---------         --------         ---------         --------         ---------        --------


     (283)              --            (1,162)              --              (254)              --                 8              --
   18,135             (283)           14,581           (1,162)           19,330             (254)           14,449               8
---------         --------         ---------         --------         ---------         --------         ---------        --------

   18,418             (283)           15,743           (1,162)           19,584             (254)           14,441               8
---------         --------         ---------         --------         ---------         --------         ---------        --------


   22,648               86            16,551              837            19,523              125            17,930              37
---------         --------         ---------         --------         ---------         --------         ---------        --------




   89,861              824            75,443               --            75,606              505           226,505           2,516
  210,747           15,605            99,684           35,064           398,068           11,241           395,085          60,691
  (44,026)            (246)          (12,595)             (95)          (11,785)            (157)          (59,627)           (843)
   (1,067)              --              (550)              --           (10,432)             (19)           (4,654)            (53)
---------         --------         ---------         --------         ---------         --------         ---------        --------


  255,515           16,183           161,982           34,969           451,457           11,570           557,309          62,311
---------         --------         ---------         --------         ---------         --------         ---------        --------

  278,163           16,269           178,533           35,806           470,980           11,695           575,239          62,348




   16,269               --            35,806               --            11,695               --            62,348              --
---------         --------         ---------         --------         ---------         --------         ---------        --------

$ 294,432         $ 16,269         $ 214,339         $ 35,806         $ 482,675         $ 11,695         $ 637,587        $ 62,348
=========         ========         =========         ========         =========         ========         =========        ========

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                                TOTAL RETURN PORTFOLIO                  COMBINED
                                                               -----------------------        ------------------------------
                                                                  1997           1996             1997              1996
                                                                  ----           ----             ----              ----
INVESTMENT INCOME:
Dividends ...............................................      $  19,156       $    354       $    163,054       $    23,667
                                                               ---------       --------       ------------       -----------

EXPENSES:
Insurance charges .......................................          1,528             15             44,302             1,938
Administrative charges ..................................            186              2              5,491               242
                                                               ---------       --------       ------------       -----------
      Net investment income (loss) ......................         17,442            337            113,261            21,487
                                                               ---------       --------       ------------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................         15,259            271          4,747,592           668,134
    Cost of investments sold ............................         13,281            252          4,687,765           667,029
                                                               ---------       --------       ------------       -----------

      Net realized gain (loss) ..........................          1,978             19             59,827             1,105
                                                               ---------       --------       ------------       -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ..........            479             --              1,341                --
    Unrealized gain (loss) end of period ................          6,485            479            606,203             1,341
                                                               ---------       --------       ------------       -----------

      Net change in unrealized gain (loss) for the period          6,006            479            604,862             1,341
                                                               ---------       --------       ------------       -----------

Net increase (decrease) in net assets
      resulting from operations .........................         25,426            835            777,950            23,933
                                                               ---------       --------       ------------       -----------



UNIT TRANSACTIONS:
Participant premium payments ............................        143,153          7,121          9,467,190         1,566,170
Participant transfers from other Travelers accounts .....        307,511         15,417          6,145,464           983,742
Contract surrenders .....................................        (17,089)          (635)          (983,426)          (58,243)
Participant transfers to other Travelers accounts .......         (6,601)          (232)        (5,898,576)         (816,967)
                                                               ---------       --------       ------------       -----------

    Net increase in net assets resulting
      from unit transactions ............................        426,974         21,671          8,730,652         1,674,702
                                                               ---------       --------       ------------       -----------

      Net increase in net assets ........................        452,400         22,506          9,508,602         1,698,635



NET ASSETS:
    Beginning of period .................................         22,506             --          1,698,635                --
                                                               ---------       --------       ------------       -----------

    End of period .......................................      $ 474,906       $ 22,506       $ 11,207,237       $ 1,698,635
                                                               =========       ========       ============       ===========

7.  SCHEDULE OF UNITS FOR FUND UL II
FOR THE YEAR ENDED DECEMBER 31, 1997


                                                                                                          U.S.
                                                                  CAPITAL                             GOVERNMENT
                                              MANAGED          APPRECIATION           CASH            SECURITIES         UTILITIES
                                            ASSETS TRUST           FUND           INCOME TRUST         PORTFOLIO         PORTFOLIO
                                            ------------           ----           ------------         ---------         ---------
Units beginning of year ............            2,471             77,659              510,210             1,080               186
Units purchased and transferred from
   other Travelers accounts ........           36,681            410,307            4,201,770            37,586            34,029
Units redeemed and transferred to
   other Travelers accounts ........           (5,452)           (43,100)          (3,802,627)           (1,472)           (1,604)
                                              -------           --------           ----------           -------           -------
Units end of year ..................           33,700            444,866              909,353            37,194            32,611
                                              =======           ========           ==========           =======           =======



                                           ZERO COUPON        ZERO COUPON     ZERO COUPON
                                            BOND FUND          BOND FUND       BOND FUND
                                            PORTFOLIO          PORTFOLIO       PORTFOLIO         TEMPLETON         TEMPLETON
                                           SERIES 1998        SERIES 2000     SERIES 2005        BOND FUND         STOCK FUND
                                           -----------        -----------     -----------        ---------         ----------
Units beginning of year ............              40               --                42               110            139,885
Units purchased and transferred from
   other Travelers accounts ........           2,452            8,703            15,066            98,390            623,191
Units redeemed and transferred to
   other Travelers accounts ........            (145)            (387)           (1,608)           (2,370)           (73,395)
                                              ------           ------           -------           -------           --------
Units end of year ..................           2,347            8,316            13,500            96,130            689,681
                                              ======           ======           =======           =======           ========



                                            TEMPLETON
                                              ASSET           FIDELITY'S          FIDELITY'S          FIDELITY'S       FIDELITY'S
                                           ALLOCATION         HIGH INCOME          GROWTH           EQUITY-INCOME     ASSET MANAGER
                                              FUND             PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
                                              ----             ---------          ---------           ---------         ---------
Units beginning of year ............          16,725             17,292             80,468             70,383              7,858
Units purchased and transferred from
   other Travelers accounts ........         219,569            341,485            453,937            604,747            194,847
Units redeemed and transferred to
   other Travelers accounts ........         (24,209)          (108,399)           (84,787)           (77,515)           (20,965)
                                            --------           --------           --------           --------           --------
Units end of year ..................         212,085            250,378            449,618            597,615            181,740
                                            ========           ========           ========           ========           ========

7.  SCHEDULE OF UNITS FOR FUND UL II
FOR THE YEAR ENDED DECEMBER 31, 1997 (CONTINUED)


                                                                                SMITH BARNEY
                                                                ALLIANCE         INCOME AND        SMITH BARNEY           MFS
                                           DREYFUS STOCK         GROWTH            GROWTH           HIGH INCOME       TOTAL RETURN
                                            INDEX FUND         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                            ----------         ---------          ---------          ---------          ---------
Units beginning of year ............          31,576             61,648             12,845             32,158              9,490
Units purchased and transferred from
   other Travelers accounts ........         477,006            649,958            202,047            149,150            332,791
Units redeemed and transferred to
   other Travelers accounts ........         (47,902)           (73,060)           (29,655)           (10,720)           (16,156)
                                            --------           --------           --------           --------           --------
Units end of year ..................         460,680            638,546            185,237            170,588            326,125
                                            ========           ========           ========           ========           ========

                                                 AIM CAPITAL
                                                 APPRECIATION          TOTAL RETURN
                                                  PORTFOLIO              PORTFOLIO               COMBINED
                                                  ---------              ---------               --------
Units beginning of year ............                58,901                 17,497                1,148,524
Units purchased and transferred from
   other Travelers accounts ........               536,587                317,987                9,948,286
Units redeemed and transferred to
   other Travelers accounts ........               (53,590)               (16,640)              (4,495,758)
                                                  --------               --------               ----------
Units end of year ..................               541,898                318,844                6,601,052
                                                  ========               ========               ==========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
  The Travelers Fund UL II for Variable Life Insurance:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1997, and the related statement of operations for the year then ended and statement of changes in net assets for the year ended December 31, 1997 and the period August 8, 1996 (date operations commenced) to December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1997 and the period August 8, 1996 (date operations commenced) to December 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut















This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund UL II for Variable Life Insurance or Fund UL II's underlying funds. It should not be used in connection with any offer except in conjunction with the applicable Variable Universal Life Insurance Prospectus and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



FNDUL II  (Annual)   (12-97)   Printed in U.S.A.